Earnings per Unit ("EPU")	6 Months Ended
Jun. 30, 2018
Earnings per Unit ("EPU")
Earnings per Unit ("EPU")

14. Earnings per Unit ("EPU")

        The Partnership calculates earnings per unit by allocating reported profit for each period to each class of units based on the distribution policy for available cash stated in the Partnership Agreement.

        Basic earnings per unit is determined by dividing profit for the period, after deducting preference unit distributions, by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated by dividing the profit of the period attributable to common unitholders by the weighted average number of potential ordinary common units assumed to have been converted into common units, unless such potential ordinary common units have an antidilutive effect.

        Earnings per unit is presented for the period in which the units were outstanding, with earnings calculated as follows:

	For the three months ended		For the six months ended
	June 30, 2017	June 30, 2018	June 30, 2017	June 30, 2018
Profit for the period	29,200	23,841	61,986	58,576
Less:
Profit attributable to GasLog's operations*	(9,842)	(940)	(21,606)	(3,673)

Partnership's profit	19,358	22,901	40,380	54,903
Adjustment for:
Paid and accrued preference unit distributions	(1,549)	(5,457)	(1,549)	(10,495)

Partnership's profit attributable to:	17,809	17,444	38,831	44,408

Common unitholders	17,349	17,095	32,073	41,152
Subordinated unitholders**	N/A	N/A	5,085	N/A
General partner	357	349	777	888
Incentive distribution rights***	103	—	896	2,368
Weighted average number of units outstanding (basic)
Common units	38,324,669	42,363,252	32,814,957	41,686,447
Subordinated units**	N/A	N/A	9,822,358	N/A
General partner units	781,005	864,381	768,799	850,656
Earnings per unit (basic)
Common unitholders	0.45	0.40	0.98	0.99
Subordinated unitholders	N/A	N/A	0.52	N/A
General partner	0.46	0.40	1.01	1.04
Weighted average number of units outstanding (diluted)
Common units	38,376,044	42,422,462	32,863,163	41,792,558
Subordinated units**	N/A	N/A	9,822,358	N/A
General partner units	781,005	864,381	768,799	850,656
Earnings per unit (diluted)
Common unitholders	0.45	0.40	0.98	0.98
Subordinated unitholders	N/A	N/A	0.52	N/A
General partner	0.46	0.40	1.01	1.04

*         Includes the aggregate profit of GAS-eleven Ltd., GAS-thirteen Ltd., GAS-eight Ltd. and GAS-fourteen Ltd. for the period prior to their transfers to the Partnership on May 3, 2017, July 3, 2017, October 20, 2017 and April 26, 2018, respectively. While such amounts are reflected in the Partnership's financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the periods prior to such transfers.

**       On May 16, 2017, all 9,822,358 subordinated units converted into common units on a one-for-one basis. As of June 30, 2017, they participated pro rata with all other outstanding common units in distributions of available cash for the three months ended June 30, 2017. Consequently, earnings have been allocated to subordinated units and the weighted average number of subordinated units has been calculated only for the applicable period during which they were entitled to distributions based on the Partnership Agreement, i.e. for the three months ended March 31, 2017.

***     Represent the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved. GasLog holds the incentive distribution rights following completion of the Partnership's IPO. The IDRs may be transferred separately from any other interests, subject to restrictions in the Partnership Agreement. Based on the nature of such right, earnings attributable to IDRs cannot be allocated on a per unit basis.